Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Gross fair value of derivative assets	¥ 18,162	¥ 16,006
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	15,667	13,474
Impact of master netting agreements	(13,193)	(11,473)
Impact of collateral	(1,669)	(1,500)
Net exposure to credit risk	¥ 805	¥ 501